Organization and Description of Business (Details Narrative)	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Individual Lessees [Member] | Minimum [Member]
Leases expire term	1 year
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Individual Lessees [Member] | Maximum [Member]
Leases expire term	2 years
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Commercial Lessees [Member]
Leases expire term	3 years
Tang Dynasty Investment Group Limited [Member] | Individual Lessees [Member] | Minimum [Member]
Leases expire term	1 year
Tang Dynasty Investment Group Limited [Member] | Individual Lessees [Member] | Maximum [Member]
Leases expire term	2 years
Tang Dynasty Investment Group Limited [Member] | Commercial Lessees [Member]
Leases expire term	3 years